UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                October 25, 2010
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:  $    375600
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               September 30, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      440   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6271  6780000 PRN      SOLE                                    6780000
Kendle Conv Sr Notes           CONV             48880LAA5      277   300000 PRN      SOLE                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6    11219  5870000 PRN      SOLE                                    5870000
Wright Medical Conv Sr Notes   CONV             98235TAA5     6310  7100000 PRN      SOLE                                    7100000
ACI Worldwide                  COM              004498101     3273   146200 SH       SOLE                                     146200
Abaxis                         COM              002567105     1416    61300 SH       SOLE                                      61300
Acxiom                         COM              005125109     2887   182000 SH       SOLE                                     182000
Albany Molecular Research      COM              012423109     2729   427700 SH       SOLE                                     427700
Allscripts                     COM              01988P108     1504    81420 SH       SOLE                                      81420
AngioDynamics                  COM              03475V101     1155    75800 SH       SOLE                                      75800
Ansys                          COM              03662Q105     2734    64701 SH       SOLE                                      64701
Arbitron                       COM              03875Q108      336    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     5258   193450 SH       SOLE                                     193450
Atwood Oceanics                COM              050095108      451    14800 SH       SOLE                                      14800
Avid Technology                COM              05367P100     1605   122400 SH       SOLE                                     122400
Baldor Electric                COM              057741100    12662   313425 SH       SOLE                                     313425
Bio Reference Labs             COM              09057G602     2334   111900 SH       SOLE                                     111900
Blackbaud                      COM              09227Q100      411    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502     1220    33850 SH       SOLE                                      33850
Brady                          COM              104674106     1695    58100 SH       SOLE                                      58100
Buckeye Partners LP Unit       COM              118230101      232     3650 SH       SOLE                                       3650
CRA International              COM              12618T105      876    48550 SH       SOLE                                      48550
Celgene                        COM              151020104     2454    42590 SH       SOLE                                      42590
Cerner                         COM              156782104     1467    17470 SH       SOLE                                      17470
Charles River Labs             COM              159864107     6590   198800 SH       SOLE                                     198800
Cognex                         COM              192422103    13188   491710 SH       SOLE                                     491710
Computer Programs & Systems    COM              205306103     2369    55650 SH       SOLE                                      55650
Digital River                  COM              25388b104     3315    97375 SH       SOLE                                      97375
Dionex                         COM              254546104     9459   109430 SH       SOLE                                     109430
Dolby Laboratories             COM              25659T107      386     6800 SH       SOLE                                       6800
Energy Conversion              COM              292659109       50    10000 SH       SOLE                                      10000
Euronet Worldwide              COM              298736109      360    20000 SH       SOLE                                      20000
FactSet Research System        COM              303075105     8115   100030 SH       SOLE                                     100030
Forrester Research             COM              346563109     9884   298800 SH       SOLE                                     298800
Forward Air                    COM              349853101     2041    78500 SH       SOLE                                      78500
Fuel-Tech                      COM              359523107     1085   173050 SH       SOLE                                     173050
Fuelcell Energy                COM              35952H106       31    25000 SH       SOLE                                      25000
Furiex Pharmaceuticals         COM              36106P101      692    61324 SH       SOLE                                      61324
Gen-Probe                      COM              36866T103     4655    96050 SH       SOLE                                      96050
Genoptix Medical Lab           COM              37243V100      426    30000 SH       SOLE                                      30000
Gentex                         COM              371901109     1814    92900 SH       SOLE                                      92900
Genzyme                        COM              372917104    10896   153920 SH       SOLE                                     153920
Haemonetics                    COM              405024100    16826   287480 SH       SOLE                                     287480
Healthcare Services Grp        COM              421906108      595    26100 SH       SOLE                                      26100
Healthways                     COM              422245100     4387   376925 SH       SOLE                                     376925
Hologic                        COM              436440101     9494   592975 SH       SOLE                                     592975
Huron Consulting Grp           COM              447462102     2631   119650 SH       SOLE                                     119650
ICON PLC ADR                   COM              45103T107     7437   344000 SH       SOLE                                     344000
IDEXX Laboratories             COM              45168D104    14970   242545 SH       SOLE                                     242545
ITRON                          COM              465741106     8517   139100 SH       SOLE                                     139100
Illumina                       COM              452327109     1990    40450 SH       SOLE                                      40450
Integra Lifesciences           COM              457985208     1894    48000 SH       SOLE                                      48000
Jack Henry & Associates        COM              426281101     3909   153300 SH       SOLE                                     153300
Johnson & Johnson              COM              478160104      381     6150 SH       SOLE                                       6150
KV Pharmaceutical Cl A         COM              482740206      821   350725 SH       SOLE                                     350725
Kaydon                         COM              486587108     2938    84900 SH       SOLE                                      84900
LKQ                            COM              501889208     4886   234900 SH       SOLE                                     234900
Linear Tech                    COM              535678106      891    29000 SH       SOLE                                      29000
Manhattan Associates           COM              562750109    12723   433500 SH       SOLE                                     433500
Martek Biosciences             COM              572901106     2213    97800 SH       SOLE                                      97800
MedQuist                       COM              584949101      723    82500 SH       SOLE                                      82500
Medicis Pharmaceutical         COM              584690309     9660   325800 SH       SOLE                                     325800
Meridian Bioscience            COM              589584101     1869    85475 SH       SOLE                                      85475
Merit Medical Systems          COM              589889104     3689   232150 SH       SOLE                                     232150
Micros Systems                 COM              594901100     2231    52700 SH       SOLE                                      52700
Morningstar                    COM              617700109     2627    58950 SH       SOLE                                      58950
NeuStar                        COM              64126x201     1156    46500 SH       SOLE                                      46500
Newfield Exploration           COM              651290108      287     5000 SH       SOLE                                       5000
NuVasive                       COM              670704105     1780    50645 SH       SOLE                                      50645
O'Reilly Automotive            COM              686091109    14954   281087 SH       SOLE                                     281087
Orthofix                       COM              N6748L102     2837    90300 SH       SOLE                                      90300
Pengrowth Energy Tr            COM              706902509      162    14650 SH       SOLE                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    20230   816050 SH       SOLE                                     816050
Quaker Chemical                COM              747316107     2302    70700 SH       SOLE                                      70700
ResMed                         COM              761152107    10680   325500 SH       SOLE                                     325500
SAIC                           COM              78390x101      304    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     8177   402000 SH       SOLE                                     402000
SM Energy                      COM              792228108      506    13500 SH       SOLE                                      13500
Sanmina-SCI                    COM              800907206     1363   112799 SH       SOLE                                     112799
Skyworks Solutions             COM              83088M102     1809    87500 SH       SOLE                                      87500
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103     1373   105950 SH       SOLE                                     105950
TomoTherapy                    COM              890088107     1376   391050 SH       SOLE                                     391050
Trimble Navigation             COM              896239100     1368    39050 SH       SOLE                                      39050
UQM Technologies               COM              903213106       72    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911k102    27855  1111994 SH       SOLE                                    1111994
Verint Systems                 COM              92343x100     2026    68550 SH       SOLE                                      68550
Wright Medical                 COM              98235T107      706    49000 SH       SOLE                                      49000
Zebra Technologies             COM              989207105     9305   276600 SH       SOLE                                     276600
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580